UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               ------------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Helios Advisors LLC
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Address:      780 Third Avenue
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              7th Floor
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              New York, NY 10017
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Form 13F File Number: 28-12060
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Aili M. Areng
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Title:   Chief Financial Officer
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Phone:   (212) 339-7010
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Signature, Place, and Date of Signing:

    /s/  Aili M. Areng           New York, New York       November 12, 2010
---------------------------   ------------------------   -------------------
         [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -----------------
Form 13F Information Table Entry Total:          9
                                                 -----------------
Form 13F Information Table Value Total:          32,832
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                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                           FORM 13F INFORMATION TABLE

    COLUMN 1              COLUMN 2    COLUMN 3      COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                          TITLE OF                   VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER            CLASS       CUSIP        (X$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
BARRICK GOLD CORP           COM      067901108         7,221    156,000    SH              SOLE                156,000
------------------------------------------------------------------------------------------------------------------------------------
COEUR D'ALENE MINES CORP    COM      192108504         2,590    130,000    SH              SOLE                130,000
------------------------------------------------------------------------------------------------------------------------------------
DARLING INTERNATIONAL INC   COM      237266101         3,135    368,000    SH              SOLE                368,000
------------------------------------------------------------------------------------------------------------------------------------
LEAR CORP.                  COM      521865204         3,935     49,856    SH              SOLE                 49,856
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MARKET VECTORS GOLD
MINERS INDEX FUND           ETF      57060U100         5,593    100,000    SH              SOLE                100,000
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MARKET VECTORS JR GOLD
MINERS ETF                  ETF      57060U589         1,670     50,000    SH              SOLE                 50,000
------------------------------------------------------------------------------------------------------------------------------------
PAN AMERICAN SILVER CORP    COM      697900108         2,959    100,000    SH              SOLE                100,000
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SILVER STANDARD RESOURCES   COM      82823L106         1,998    100,000    SH              SOLE                100,000
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SILVER WHEATON CORP         COM      828336107         3,731    140,000    SH              SOLE                140,000
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